Document and Entity Information	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	TRITON INTERNATIONAL LIMITED
Amendment Flag	false
Entity Central Index Key	0001660734
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--12-31